Related party transactions (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Director shares	Dec. 31, 2018 USD ($) Member shares
Related Party Transactions [Abstract]
Payment of finder's fee			$ 300
Number of members who own entity | Member			1
Subordinated convertible notes issued	$ 16,370	$ 16,370	$ 0
Warrants issued (in shares) | shares	17,414,030		0
Shareholder Guaranty [Member]
Related Party Transactions [Abstract]
Warrants issued (in shares) | shares		6,500,000
Number of members of board of directors to whom warrants were issued | Director		3
Fair value of warrants issued	$ 4,200	$ 4,200
Subordinated Convertible Notes [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes issued	1,400	1,400
Subordinated Convertible Notes [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Interest amount	100	100
Subordinated Convertible Notes [Member] | Halo Acquisition [Member] | Executive Officer [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes	100	100
Management Services [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Payments to related parties		200	$ 500
Marketing Services [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Payments to related parties		$ 200	100
Service contract termination clause		30 days
Marketing Services [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Outstanding balances due to related party	$ 100	$ 100	100
Other Professional Services [Member]
Related Party Transactions [Abstract]
Payments to related parties			400
Other Professional Services [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Payments to related parties			$ 100